RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about key management personnel
	Year ended December 31
	2022	2021
	USD thousands

Share-based compensation	30,914	31,283
Other compensation and benefits	4,433	6,752

	35,347	38,035